Basic and Diluted Income Per Share - Summary of Loss Per Share Calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Earnings Per Share [Abstract]
Net income for the period attributable to the equity holders	$ 4,488	$ 4,466
Weighted-average number of ordinary shares, basic	34,877,496	28,556,422
Net income per share attributable to ordinary shareholders, basic	$ 0.13	$ 0.16
Weighted-average number of ordinary shares, diluted	37,214,074	31,401,166
Net income per share attributable to ordinary shareholders, diluted	$ 0.12	$ 0.14